Lease (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Finance lease cost:
Depreciation	$ 23,909
Interest on lease liabilities	3,990
Operating lease cost	288,057
Short-term lease cost	31,868
Variable lease cost
Sublease income
Total lease cost	347,824
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	270,434
Financing cash flows from finance leases	26,924
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,086,732
Weighted-average remaining lease term – finance leases	2 years 4 months 24 days
Weighted-average remaining lease term – operating leases	1 year 10 months 25 days
Weighted-average discount rate – finance leases	2.50%
Weighted-average discount rate – operating leases	8.00%